Fixed Assets Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 22,037	$ 15,277